Summary of Significant Accounting Policies - Narrative - Operating Expenses (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Other operating expense reimbursement, percentage of average invested assets, threshold	2.00%
Other operating expense reimbursement, percentage of net income, threshold	25.00%
General and Administrative Expense [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	$ 1,175,061
Advisor [Member]
Related Party Transaction [Line Items]
Amount payable	93,740
Advisor [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	$ 5,084,671